T. ROWE PRICE Moderate Allocation Portfolio
March 31, 2026 Unaudited
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 2.2%
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 100,000 100
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 100,000 100
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 35
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 90,400 90
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 99
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 10,724 11
Bridgecrest Lending Auto Securitization
Trust
Series 2026-1, Class A3
4.04%, 12/17/29  15,000 15
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 20
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  30,000 30
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  20,000 20
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  35,000 35
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 35
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 36
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  5,000 5
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  90,000 89
Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  10,000 10
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 188,647 189
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 20,573 21
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 75,000 73
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 105,000 106
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 100,000 100
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 100
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 10,000 10
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 1,000 1
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 7,314 7
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 35,382 35
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  15,000 15
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 60,240 56
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 45,050 46
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 51
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  8,219 8
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  20,000 20
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  25,000 25

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  30,000 30
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 101
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4.952%, 4/20/39 (1) 250,000 249
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  5,000 5
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 250,000 249
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  5,000 5
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  10,000 10
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.749%, 10/22/34 (1) 250,000 250
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 56
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 34,400 35
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 100,000 99
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  15,000 15
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 108,429 108
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 90,074 90
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.84%, 4/15/39 (1) 250,000 249
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  23,728 24
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  473 —
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  16,266 16
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  45,000 45
Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  20,000 20
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  30,000 30
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 115,000 114
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 13,566 14
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 23,385 24
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 20,000 20
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 20,000 20
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/37 (1) 250,000 250
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 7,865 8
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 9,421 9
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 31,848 31
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 100,000 99
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 5,000 5
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 20,000 20
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.872%, 10/15/31 (1) 45,108 45
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.839%, 1/22/38 (1) 250,000 249

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,684 99
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 61,293 62
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 100,000 99
Total Asset-Backed Securities (Cost
$4,814) 4,812
BOND FUNDS
 14.9%
T. Rowe Price Emerging Markets Bond Fund
- I Class, 5.91% (2)(3) 935,816 8,984
T. Rowe Price Inflation Protected Bond Fund
- I Class, 5.81% (2)(3) 124,124 1,276
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 6.41% (2)(3) 87,294 806
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.55% (2)(3) 1,349,810 10,555
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 2.97% (2)(3) 1,133,817 9,570
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 5.01% (2)(3) 246,965 1,163
Total Bond Funds (Cost $32,630) 32,354
COMMON STOCKS
 50.7%
COMMUNICATION SERVICES  4.1%
Diversified Telecommunication
Services  0.3%
BT Group (GBP)  76,408 214
GCI Liberty, Class C (4) 156 6
KT (KRW)  3,177 131
Telstra Group (AUD)  41,015 151
Uniti Group (4) 7,635 72
574
Entertainment  0.7%
Atlanta Braves Holdings, Class C (4) 983 42
Madison Square Garden Sports (4) 277 89
Netflix (4) 10,318 992
Nintendo (JPY)  2,600 149
Walt Disney  2,690 259
1,531
Interactive Media & Services  2.6%
Alphabet, Class A  3,358 966
Alphabet, Class C  10,650 3,055
Meta Platforms, Class A  2,719 1,555
Reddit, Class A (4) 24 3
Tencent Holdings (HKD)  1,200 76
5,655
Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication
Services  0.5%
KDDI (JPY)  12,800 218
T-Mobile U.S.  3,782 794
1,012
Total Communication Services 8,772
CONSUMER DISCRETIONARY  5.2%
Automobile Components  0.1%
Autoliv, SDR (SEK)  1,005 106
Dauch Corporation (4) — —
Patrick Industries  124 14
120
Automobiles  0.5%
Suzuki Motor (JPY)  10,800 131
Tesla (4) 1,877 698
Toyota Motor (JPY)  16,100 335
1,164
Broadline Retail  1.3%
Alibaba Group Holding (HKD)  4,164 65
Amazon.com (4) 10,449 2,176
Isetan Mitsukoshi Holdings (JPY) (5) 8,300 153
Next (GBP)  1,031 174
Savers Value Village (4) 3,580 27
Sea, ADR (4) 2,154 179
2,774
Diversified Consumer Services  0.2%
Liberty Live Holdings, Class C (4) 3,266 308
Service Corp. International  463 38
346
Hotels, Restaurants & Leisure  1.0%
Airbnb, Class A (4) 1,000 126
Amadeus IT Group (EUR)  1,395 80
Booking Holdings  170 716
Cava Group (4) 38 3
Chipotle Mexican Grill (4) 3,240 104
Compass Group (GBP) (4) 10,090 281
DoorDash, Class A (4) 526 79
Dutch Bros, Class A (4) 638 32
Life Time Group Holdings (4) 1,554 42
McDonald's  1,852 575
Planet Fitness, Class A (4) 2,323 173
Wingstop  249 39
2,250
Household Durables  0.3%
Installed Building Products  130 34
Panasonic Holdings (JPY)  9,400 158
Persimmon (GBP)  3,412 49
PulteGroup  1,235 145
Sony Group (JPY)  16,600 346
732
Specialty Retail  1.5%
AutoZone (4) 97 328

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Boot Barn Holdings (4) 127 19
Burlington Stores (4) 124 40
Carvana (4) 2,845 894
Floor & Decor Holdings, Class A (4) 666 34
Home Depot  738 243
Kingfisher (GBP)  21,171 80
Lowe's  1,951 461
O'Reilly Automotive (4) 1,089 101
Ross Stores  679 147
TJX  2,225 355
Tractor Supply  6,050 274
Ulta Beauty (4) 340 178
Urban Outfitters (4) 250 16
3,170
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  8,500 228
Birkenstock Holding (4) 1,620 58
Kering (EUR)  430 131
Kontoor Brands  359 25
Moncler (EUR)  2,255 136
578
Total Consumer Discretionary 11,134
CONSUMER STAPLES  2.3%
Beverages  0.2%
Coca-Cola  3,179 242
Diageo (GBP)  7,157 133
375
Consumer Staples Distribution &
Retail  0.4%
BJ's Wholesale Club Holdings (4) 423 42
Dollar Tree (4) 3,008 329
Grocery Outlet Holding (4) 6,726 47
PriceSmart  105 16
Seven & i Holdings (JPY)  10,900 147
Tsuruha Holdings (JPY)  4,200 66
U.S. Foods Holding (4) 1,735 160
807
Food Products  0.7%
Ajinomoto (JPY)  4,700 133
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $10 (4)(6)(7) 538 —
Magnum Ice Cream (GBP) (4) 6,439 95
Mondelez International, Class A  12,496 720
Nestle (CHF)  4,822 473
1,421
Household Products  0.5%
Colgate-Palmolive  3,408 290
Procter & Gamble  5,808 839
1,129
Personal Care Products  0.3%
L'Oreal (EUR)  455 186
Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  9,898 543
729
Tobacco  0.2%
Philip Morris International  2,807 464
464
Total Consumer Staples 4,925
ENERGY  2.8%
Energy Equipment & Services  0.6%
Cactus, Class A  547 26
Liberty Energy, Class A  585 17
National Energy Services Reunited (4) 1,762 38
Noble  498 24
SLB  10,285 529
TechnipFMC  8,147 563
WaterBridge Infrastructure, Class A  1,391 37
Weatherford International  432 41
1,275
Oil, Gas & Consumable Fuels  2.2%
Aker BP (NOK)  3,032 112
California Resources  404 28
Canadian Natural Resources (CAD)  3,827 187
Canadian Natural Resources  2,550 124
Cenovus Energy (CAD)  4,316 115
Cenovus Energy  5,100 135
Chevron  2,314 479
ConocoPhillips  6,058 800
Denison Mines (CAD) (4)(5) 4,956 18
EQT  2,201 140
Equinor (NOK)  3,342 142
Exxon Mobil  1,564 265
Golar LNG  2,247 122
Magnolia Oil & Gas, Class A  738 23
PBF Energy, Class A  337 16
PrairieSky Royalty (CAD) (5) 1,987 46
Range Resources  8,246 373
Shell, ADR  5,950 553
Topaz Energy (CAD) (5) 2,002 45
TotalEnergies (EUR)  5,941 545
Valero Energy  1,818 449
Viper Energy, Class A  1,114 52
4,769
Total Energy 6,044
FINANCIALS  8.0%
Banks  3.4%
ABN AMRO Bank, CVA (EUR)  3,320 105
ANZ Group Holdings (AUD)  11,431 287
Atlantic Union Bankshares  1,476 53
Banc of California  4,293 75
Banco Bilbao Vizcaya Argentaria (EUR) (5) 13,636 295
Banco Santander (EUR)  30,608 343
Bank of America  14,584 711
Barclays (GBP)  42,291 221
BAWAG Group (EUR)  584 89

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup  1,234 140
Columbia Banking System  3,165 87
CRB Group, Acquisition Date: 1/28/22 -
1/15/26, Cost $32 (4)(6)(7) 323 34
CRB Group, Warrants, 1/8/27, Acquisition
Date: 1/16/26, Cost $— (4)(6)(7) 60 —
DBS Group Holdings (SGD)  5,922 264
Dime Community Bancshares  1,233 42
DNB Bank (NOK)  7,358 230
East West Bancorp  592 63
Eastern Bankshares  4,585 90
Equity Bancshares, Class A  959 43
Erste Group Bank (EUR)  887 96
FB Financial  981 51
Fifth Third Bancorp  5,179 241
Five Star Bancorp  1,287 49
Flagstar Bank  3,687 49
HDFC Bank (INR)  5,024 39
Home BancShares  1,383 37
Huntington Bancshares  5,200 81
ING Groep (EUR)  6,142 159
JPMorgan Chase  4,271 1,256
Kearny Financial  1,732 13
Live Oak Bancshares  1,399 46
Lloyds Banking Group (GBP)  159,084 197
Mitsubishi UFJ Financial Group (JPY)  22,300 378
National Bank of Canada (CAD) (5) 917 119
OceanFirst Financial  1,402 25
Pinnacle Financial Partners  608 52
Prosperity Bancshares  863 58
Resona Holdings (JPY)  11,700 133
Societe Generale (EUR)  3,522 257
SOUTHSTATE BANK  962 89
Standard Chartered (GBP)  11,510 240
Sumitomo Mitsui Trust Group (JPY)  5,670 181
Texas Capital Bancshares (4) 906 86
UniCredit (EUR)  3,581 257
USCB Financial Holdings  853 16
7,377
Capital Markets  1.5%
3i Group (GBP)  3,983 130
Bridgepoint Group (GBP)  20,644 64
Brookfield (CAD)  3,636 147
Cboe Global Markets  221 62
Charles Schwab  6,892 648
CME Group  306 90
CVC Capital Partners (EUR) (5) 5,105 67
Goldman Sachs Group  548 464
Hamilton Lane, Class A  315 31
iCapital, Acquisition Date: 3/10/25 - 4/17/25,
Cost $14 (4)(6)(7) 1,016 17
Intercontinental Exchange  2,487 391
Macquarie Group (AUD)  1,132 161
Marex Group  217 10
Miami International Holdings (4) 2,034 79
Shares/Par $ Value
(Cost and value in $000s)
‡
Moody's  154 67
Morgan Stanley  1,993 328
StoneX Group (4) 1,006 81
TMX Group (CAD)  3,125 111
Tradeweb Markets, Class A  1,280 151
UBS Group (CHF)  4,978 194
3,293
Consumer Finance  0.2%
American Express  1,549 469
469
Financial Services  1.4%
Adyen (EUR) (4) 30 30
Apollo Global Management  282 32
Berkshire Hathaway, Class B (4) 1,591 762
Federal National Mortgage Assn. (4) 2,858 21
HA Sustainable Infrastructure Capital  1,202 44
Marqeta, Class A (4) 12,023 49
Mastercard, Class A  1,120 560
ORIX (JPY)  3,900 116
PennyMac Financial Services  1,181 103
Rocket, Class A (4) 2,385 34
Visa, Class A  4,623 1,397
3,148
Insurance  1.5%
Admiral Group (GBP)  3,351 140
AIA Group (HKD)  17,600 196
Allstate  1,479 307
AXA (EUR)  5,552 255
Chubb  1,956 637
Definity Financial (CAD) (5) 4,958 233
Generali (EUR) (5) 3,373 136
Goosehead Insurance, Class A (4) 423 18
Hagerty, Class A (4) 1,995 21
Mandatum (EUR)  14,065 113
Marsh & McLennan  425 74
MetLife  1,462 103
Neptune Insurance Holdings, Class A (4) 2,099 51
Progressive  1,111 220
RLI  443 25
Root, Class A (4) 381 17
Sampo, Class A (EUR)  20,833 223
Suncorp Group (AUD)  9,403 105
Tokio Marine Holdings (JPY)  5,500 258
Travelers  459 134
TWFG (4) 829 15
White Mountains Insurance Group  18 40
3,321
Mortgage Real Estate Investment
Trusts  0.0%
Annaly Capital Management, REIT  3,662 77
77
Total Financials 17,685

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  5.8%
Biotechnology  1.3%
AbbVie  1,346 293
Aktis Oncology (4) 978 17
Alkermes (4) 573 20
Argenx, ADR (4) 260 190
Avalo Therapeutics (4) 980 15
Bicara Therapeutics (4) 3,148 63
Black Diamond Therapeutics (4) 3,591 8
CG oncology (4) 459 31
Cytokinetics (4) 1,542 102
Denali Therapeutics (4) 3,358 64
Dianthus Therapeutics (4) 720 60
Dyne Therapeutics (4) 10,287 186
Erasca (4) 3,678 60
Gilead Sciences  5,413 754
Immatics (4) 7,780 77
Immunocore Holdings, ADR (4) 613 18
Immunome (4) 8,463 185
Immunovant (4) 1,920 48
Ionis Pharmaceuticals (4) 47 4
Kodiak Sciences (4) 246 9
Kymera Therapeutics (4) 1,143 95
MapLight Therapeutics (4) 895 18
Nuvalent, Class A (4) 579 59
Perceptive Capital Solutions SPAC/
Freenome Holdings PIPE (4)(8) 1,384 14
Praxis Precision Medicines (4) 114 37
Prime Medicine (4) 1,754 6
Regeneron Pharmaceuticals  246 190
Shattuck Labs (4) 2,900 19
Travere Therapeutics (4) 330 10
Treeline Biosciences, Warrants, 4/15/27,
Acquisition Date: 11/7/25, Cost $— (4)(6)(7) 173 1
Vaxcyte (4) 996 58
Xenon Pharmaceuticals (4) 514 30
2,741
Health Care Equipment & Supplies  0.8%
Abbott Laboratories  3,683 378
EssilorLuxottica (EUR)  551 128
Hoya (JPY)  800 139
Intuitive Surgical (4) 723 333
iRadimed  72 7
Koninklijke Philips (EUR)  7,657 210
Medline, Class A (4) 635 28
Neogen (4) 3,911 36
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 1
PROCEPT BioRobotics (4) 1,909 48
QuidelOrtho (4) 976 16
Siemens Healthineers (EUR)  3,934 168
Sonova Holding (CHF)  225 51
STERIS  733 162
Stryker  331 109
1,814
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  1.3%
Alignment Healthcare (4) 6,110 108
BrightSpring Health Services (4) 3,569 152
Cencora  1,842 579
CVS Health  2,430 174
Elevance Health  323 95
Encompass Health  1,290 125
Ensign Group  230 46
Guardant Health (4) 482 44
Guardian Pharmacy Services, Class A (4) 492 19
Molina Healthcare (4) 209 28
Oscar Health, Class A (4) 3,699 42
Quest Diagnostics  1,799 353
Surgery Partners (4) 1,235 15
Tenet Healthcare (4) 1,696 320
UnitedHealth Group  2,810 760
2,860
Health Care Technology  0.0%
Veeva Systems, Class A (4) 565 99
99
Life Sciences Tools & Services  0.5%
BioLife Solutions (4) 3,702 71
Bio-Techne  739 39
Danaher  776 147
Mettler-Toledo International (4) 130 164
Personalis (4) 1,917 12
Repligen (4) 788 93
Revvity  2,910 255
Sotera Health (4) 3,466 50
Stevanato Group  2,120 29
Thermo Fisher Scientific  284 139
999
Pharmaceuticals  1.9%
AstraZeneca  4,293 847
Axsome Therapeutics (4) 23 4
Chugai Pharmaceutical (JPY)  4,200 232
Elanco Animal Health (4) 6,115 146
Eli Lilly  825 759
Johnson & Johnson  1,760 430
Merck  1,340 161
Novartis (CHF)  2,792 429
Novo Nordisk, Class B (DKK)  5,595 205
Roche Holding (CHF)  1,174 468
Sanofi (EUR)  2,107 203
Takeda Pharmaceutical (JPY)  4,500 166
4,050
Total Health Care 12,563
INDUSTRIALS & BUSINESS
SERVICES  6.7%
Aerospace & Defense  1.1%
Airbus (EUR)  1,532 290
Beta Technologies, Class A (4) 1,385 20
CSG (EUR) (4) 780 21

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric  1,961 557
Karman Holdings (4) 404 32
Kratos Defense & Security Solutions (4) 490 35
Leonardo DRS  277 12
Loar Holdings (4) 2,246 129
Melrose Industries (GBP)  10,650 72
Mercury Systems (4) 630 46
Northrop Grumman  188 128
Rheinmetall (EUR)  100 169
Rolls-Royce Holdings (GBP)  17,983 273
Safran (EUR)  695 227
TransDigm Group  48 56
VSE  1,236 228
2,295
Building Products  0.1%
AZZ  715 89
CSW Industrials  168 44
Kingspan Group (EUR)  815 70
Modine Manufacturing (4) 103 22
Simpson Manufacturing  81 14
239
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (4) 783 62
Cintas  290 49
Clean Harbors (4) 246 71
Element Fleet Management (CAD)  8,621 187
MSA Safety  237 39
Republic Services  2,107 461
Secure Waste Infrastructure (CAD) (5) 3,318 52
921
Construction & Engineering  0.3%
API Group (4) 3,481 141
Arcosa  817 87
MYR Group (4) 116 33
Shimizu (JPY)  6,700 120
Vinci (EUR)  1,192 179
WillScot Holdings  2,265 39
599
Electrical Equipment  0.8%
ABB (CHF)  3,435 279
AMETEK  2,082 446
Emerson Electric  380 50
Fujikura (JPY)  4,800 132
GE Vernova  284 248
Mitsubishi Electric (JPY)  7,200 236
Prysmian (EUR)  2,397 283
Siemens Energy (EUR)  484 83
1,757
Ground Transportation  0.5%
CSX  11,544 474
Norfolk Southern  490 140
Old Dominion Freight Line  2,061 403
Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (4) 114 40
1,057
Industrial Conglomerates  0.5%
Hitachi (JPY)  10,900 320
Siemens (EUR)  2,756 671
SK Square (KRW) (4) 90 30
1,021
Machinery  2.3%
Alliance Laundry Holdings (4) 742 15
Atmus Filtration Technologies  1,035 59
Caterpillar  862 611
CECO Environmental (4) 1,001 60
Deere  1,715 966
Enpro  240 60
Esab  1,569 152
ESCO Technologies  110 31
Federal Signal  242 26
Flowserve  349 26
Graco  367 31
Ingersoll Rand  2,820 226
JBT Marel  683 87
KION Group (EUR)  1,966 105
Komatsu (JPY) (5) 2,000 80
Middleby (4) 337 45
Otis Worldwide  3,166 244
Parker-Hannifin  499 447
Pentair  3,738 326
RBC Bearings (4) 262 142
Sandvik (SEK)  7,294 280
Spirax Group (GBP)  406 36
SPX Technologies (4) 195 39
Standex International  107 27
Techtronic Industries (HKD)  9,500 126
Weir Group (GBP)  623 23
Westinghouse Air Brake Technologies  2,673 668
4,938
Passenger Airlines  0.1%
Ryanair Holdings, ADR  2,971 172
172
Professional Services  0.2%
Booz Allen Hamilton Holding  1,585 124
Checkr, Acquisition Date: 6/29/18 - 12/2/19,
Cost $4 (4)(6)(7) 594 5
Equifax  714 128
Recruit Holdings (JPY)  5,100 222
UL Solutions, Class A  629 54
533
Trading Companies & Distributors  0.4%
AerCap Holdings  1,262 173
Bunzl (GBP)  3,954 119
Diploma (GBP)  514 41
Finning International (CAD) (5) 538 33
QXO (4) 4,198 81

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SiteOne Landscape Supply (4) 666 89
Sumitomo (JPY)  8,600 322
W.W. Grainger  109 119
977
Total Industrials & Business Services 14,509
INFORMATION TECHNOLOGY  11.6%
Communications Equipment  0.4%
Applied Optoelectronics (4) 230 20
Arista Networks (4) 1,297 159
Cisco Systems  5,605 435
Filtronic (GBP) (4) 2,370 6
Telefonaktiebolaget LM Ericsson, Class B
(SEK) (5) 13,600 155
Viavi Solutions (4) 875 29
804
Electronic Equipment, Instruments &
Components  0.8%
Advanced Energy Industries  137 44
Bel Fuse, Class B  254 50
Belden  161 18
Fabrinet (4) 145 76
Keysight Technologies (4) 3,923 1,108
Littelfuse  116 39
Mirion Technologies (4) 6,773 126
TE Connectivity  1,108 232
Teledyne Technologies (4) 72 44
1,737
IT Services  0.2%
Indra Sistemas (EUR) (5) 2,269 127
International Business Machines  693 168
Shopify, Class A (4) 1,666 197
492
Semiconductors & Semiconductor
Equipment  5.8%
Advanced Micro Devices (4) 2,416 492
Ambarella (4) 164 8
Analog Devices  1,544 491
ASML Holding (EUR)  587 781
ASML Holding  222 293
BE Semiconductor Industries (EUR)  563 121
Broadcom  6,660 2,061
Entegris  964 113
FormFactor (4) 304 29
Impinj (4) 185 19
Infineon Technologies (EUR)  2,812 128
Intel (4) 2,984 132
KLA  245 361
Lam Research  749 160
Lattice Semiconductor (4) 2,711 251
MACOM Technology Solutions Holdings (4) 490 109
Monolithic Power Systems  146 160
NVIDIA  31,264 5,452
Onto Innovation (4) 196 40
Shares/Par $ Value
(Cost and value in $000s)
‡
Rambus (4) 519 45
Renesas Electronics (JPY)  9,500 136
SiTime (4) 92 32
Taiwan Semiconductor Manufacturing
(TWD)  8,219 475
Taiwan Semiconductor Manufacturing, ADR  554 187
Texas Instruments  1,625 315
Tokyo Electron (JPY)  900 224
12,615
Software  2.5%
Aestas DBA OpenAI, Class A, Acquisition
Date: 10/3/25, Cost $88 (4)(6)(7) 204 140
Aurora Innovation (4) 11,687 48
Canva, Class B, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 30
Cellebrite DI (4) 2,137 29
Crowdstrike Holdings, Class A (4) 214 84
Datadog, Class A (4) 332 39
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(6)(7) 364 8
InterDigital  582 176
Microsoft  9,951 3,684
Oracle  1,509 222
Palantir Technologies, Class A (4) 471 69
PAR Technology (4) 1,125 15
PTC (4) 1,082 154
Roper Technologies  214 76
Salesforce  260 48
SAP (EUR)  1,198 204
ServiceNow (4) 2,692 281
Synopsys (4) 297 118
5,425
Technology Hardware, Storage &
Peripherals  1.9%
Apple  15,213 3,861
GPGI  1,792 31
IonQ (4) 14 —
Samsung Electronics (KRW)  1,289 151
4,043
Total Information Technology 25,116
MATERIALS  1.9%
Chemicals  0.7%
Air Liquide (EUR)  1,480 306
Corteva  700 59
Element Solutions  3,227 110
Linde  1,471 729
Mitsubishi Chemical Group (JPY)  13,100 77
Sherwin-Williams  275 88
Shin-Etsu Chemical (JPY)  5,400 220
1,589
Construction Materials  0.3%
Heidelberg Materials (EUR)  780 165
Holcim (CHF)  2,266 187
Knife River (4) 487 40

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Martin Marietta Materials  400 235
United States Lime & Minerals  209 27
654
Containers & Packaging  0.4%
Ball  6,089 360
International Paper  7,470 267
Packaging Corp. of America  1,604 340
967
Metals & Mining  0.4%
Antofagasta (GBP)  3,694 166
BHP Group (AUD)  3,452 125
BHP Group (GBP) (5) 3,157 114
Capstone Copper (CAD) (4)(5) 3,934 30
Glencore (GBP)  24,736 187
Grupo Mexico, Series B (MXN)  6,635 71
Guardian Metal Resources, ADR (4) 388 7
OR Royalties  3,353 127
Rio Tinto (GBP)  483 45
Royal Gold  21 5
Warrior Met Coal  424 40
917
Paper & Forest Products  0.1%
Louisiana-Pacific  370 27
Stora Enso, Class R (EUR)  10,500 123
150
Total Materials 4,277
REAL ESTATE  1.0%
Health Care Real Estate Investment
Trusts  0.3%
CareTrust REIT, REIT  2,499 92
Welltower, REIT  2,342 463
555
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  183 34
Segro (GBP)  8,754 75
Terreno Realty, REIT  932 57
166
Real Estate Management &
Development  0.1%
Mitsubishi Estate (JPY)  5,700 158
Mitsui Fudosan (JPY)  15,700 168
326
Residential Real Estate Investment
Trusts  0.2%
Equity LifeStyle Properties, REIT  4,621 288
Essex Property Trust, REIT  566 137
Flagship Communities REIT  1,912 37
Independence Realty Trust, REIT  2,190 33
495
Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment
Trusts  0.1%
Curbline Properties, REIT  4,395 113
Macerich, REIT  1,090 21
Scentre Group (AUD)  65,102 150
284
Specialized Real Estate Investment
Trusts  0.2%
CubeSmart, REIT  987 36
Fermi (4) 1,619 10
Public Storage, REIT  1,328 360
VICI Properties, REIT  3,784 103
509
Total Real Estate 2,335
UTILITIES  1.2%
Electric Utilities  0.7%
Constellation Energy  1,032 288
Enel (EUR)  22,502 246
Fortum (EUR)  3,537 90
IDACORP  633 91
OGE Energy  1,478 71
Southern  6,592 636
Xcel Energy  326 26
1,448
Gas Utilities  0.1%
Atmos Energy  84 15
Chesapeake Utilities  845 107
122
Independent Power & Renewable
Electricity Producers  0.0%
Orsted (DKK) (4) 4,154 103
103
Multi-Utilities  0.4%
Ameren  2,435 268
Engie (EUR)  8,181 263
National Grid (GBP)  16,232 274
805
Water Utilities  0.0%
California Water Service Group  1,058 48
Middlesex Water  555 29
77
Total Utilities 2,555
Total Miscellaneous Common
Stocks  0.1% (9) 125
Total Common Stocks (Cost $64,717) 110,040

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS
 0.0%
HEALTH CARE  0.0%
Life Sciences Tools & Services  0.0%
Alamar Biosciences, 0.001%, 7/8/27,
Acquisition Date: 1/8/26, Cost $11 (6)(7) 11,219 11
Total Health Care 11
Total Convertible Bonds (Cost $11) 11
CONVERTIBLE PREFERRED STOCKS
 0.2%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (4)(6)(7) 1,674 2
Total Consumer Discretionary 2
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $3 (4)(6)(7) 195 —
Total Consumer Staples —
HEALTH CARE  0.0%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date: 9/4/25,
Cost $10 (4)(6)(7) 466 10
Mirador Therapeutics, Series B, Acquisition
Date: 7/31/25, Cost $10 (4)(6)(7) 2,963 10
Treeline Biosciences, Series A-2, Acquisition
Date: 11/7/25, Cost $10 (4)(6)(7) 1,153 8
28
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $6 (4)(6)(7) 5,305 5
Kardium, Series D-7, Acquisition Date:
6/9/25, Cost $5 (4)(6)(7) 10,930 7
Kardium, Series D-8, Acquisition Date:
6/6/25, Cost $5 (4)(6)(7) 8,122 5
17
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (4)(6)(7) 4,107 1
1
Life Sciences Tools & Services  0.0%
Cellares, Series D, Acquisition Date:
12/12/25, Cost $11 (4)(6)(7) 925 11
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (4)(6)(7) 413 7
Manus Bio, Series One-6, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 535 2
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (4)(6)(7) 524 12
Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (4)(6)(7) 237 5
37
Total Health Care 83
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition
Date: 3/24/21, Cost $6 (4)(6)(7) 142 —
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 7
Epirus, Series D, Acquisition Date: 1/21/25,
Cost $1 (4)(6)(7) 467 2
VSE, 5.75%, 2/1/29  661 33
42
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20,
Cost $5 (4)(6)(7) 445 1
Flexe, Series D, Acquisition Date: 4/7/22,
Cost $3 (4)(6)(7) 138 1
2
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22,
Cost $5 (4)(6)(7) 252 —
—
Machinery  0.0%
Esab PIPE, Series A, Acquisition Date:
2/2/26, Cost $32 (4)(6)(7)(8) 32 32
32
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18,
Cost $4 (4)(6)(7) 900 7
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (4)(6)(7) 1,200 10
17
Total Industrials & Business Services 93
INFORMATION TECHNOLOGY  0.2%
Electronic Equipment, Instruments &
Components  0.0%
Novanta, 6.50%, 11/1/28  770 41
41
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 —
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 90 —
—
Semiconductors & Semiconductor
Equipment  0.1%
Lightmatter, Series D, Acquisition Date:
10/11/24, Cost $10 (4)(6)(7) 120 10

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sifive, Series G, Acquisition Date: 3/2/26,
Cost $32 (4)(6)(7) 3,690 32
42
Software  0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (4)(6)(7) 192 36
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 411 78
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (4)(6)(7) 51 10
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (4)(6)(7) 504 11
Nuro, Series C, Acquisition Date: 10/30/20 -
3/2/21, Cost $12 (4)(6)(7) 921 14
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (4)(6)(7) 242 4
OpenAI, Series C, Acquisition Date: 3/12/26,
Cost $25 (4)(6)(7) 36 25
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (4)(6)(7) 1,032 2
180
Total Information Technology 263
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (4)(6)(7) 135 6
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(6)(7) 228 3
9
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date:
1/10/22, Cost $6 (4)(6)(7) 201 23
Kobold Metals, Series C-1, Acquisition Date:
9/20/24, Cost $9 (4)(6)(7) 111 12
35
Total Materials 44
Total Convertible Preferred Stocks (Cost
$447) 485
CORPORATE BONDS
 4.8%
3M, 5.15%, 3/15/35  50,000 50
Abbott Laboratories, 4.65%, 3/15/36  40,000 39
Abbott Laboratories, 5.50%, 3/15/56  45,000 44
AES, 5.80%, 3/15/32  75,000 75
Airbnb, 4.65%, 3/16/31  44,000 44
Alexandria Real Estate Equities, 2.00%,
5/18/32  8,000 6
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
Alexandria Real Estate Equities, 5.50%,
10/1/35  25,000 25
Alphabet, 4.375%, 11/15/32  50,000 50
Alphabet, 4.80%, 2/15/36  60,000 60
Alphabet, 5.65%, 2/15/56  57,000 57
Shares/Par $ Value
(Cost and value in $000s)
‡
Amazon.com, 5.45%, 11/20/55  70,000 67
Ameren, 5.00%, 5/15/36  35,000 34
American Express, VR, 5.667%,
4/25/36 (10) 20,000 21
American Homes 4 Rent, 5.25%, 3/15/35  10,000 10
American Tower, 4.70%, 12/15/32  15,000 15
American Tower, 4.90%, 3/15/30  5,000 5
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 10
Aptiv Swiss Holdings, 3.10%, 12/1/51  70,000 43
Ares Strategic Income Fund, 5.45%,
9/9/28 (1) 15,000 15
Aspen Insurance Holdings, 5.75%, 7/1/30  20,000 21
AT&T, 3.50%, 9/15/53  55,000 36
AT&T, 4.55%, 11/1/32  25,000 24
Athene Global Funding, 5.526%, 7/11/31 (1) 50,000 50
Augusta SpinCo, 4.945%, 3/23/33  15,000 15
Augusta SpinCo, 5.245%, 3/23/36  25,000 25
Baker Hughes Holdings, 5.85%, 6/15/56  50,000 49
Banco Santander Chile, 4.55%, 11/20/30 (1) 150,000 149
Bank of America, VR, 1.898%, 7/23/31 (10) 140,000 125
Bank of America, VR, 5.464%, 5/9/36 (10) 45,000 46
Bank of America, VR, 5.511%, 1/24/36 (10) 70,000 71
BAT Capital, 5.35%, 8/15/32  50,000 51
Beignet Investor, 6.581%, 5/30/49 (1) 45,000 46
Beth Israel Lahey Health, Series O, 4.717%,
7/1/30  25,000 25
Blackstone Secured Lending Fund, 5.25%,
9/4/29  10,000 10
Boeing, 3.75%, 2/1/50  30,000 21
Boeing, 5.705%, 5/1/40  25,000 25
Boeing, 6.388%, 5/1/31  25,000 27
Boeing, 6.528%, 5/1/34  19,000 21
Boeing, 6.858%, 5/1/54  74,000 81
Bon Secours Mercy Health, 3.464%, 6/1/30  15,000 15
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 35
Brixmor Operating Partnership, 4.85%,
2/15/33  5,000 5
Brixmor Operating Partnership, 5.20%,
4/1/32  10,000 10
Broadcom, 4.55%, 2/15/32  7,000 7
Broadcom, 5.15%, 11/15/31  26,000 27
Brooklyn Union Gas, 5.456%, 3/16/36 (1) 45,000 44
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 38
Cadence Design Systems, 4.70%, 9/10/34  42,000 41
CaixaBank, VR, 6.84%, 9/13/34 (1)(10) 200,000 218
Capital One Financial, VR, 5.70%,
2/1/30 (10) 9,000 9
Capital One Financial, VR, 7.624%,
10/30/31 (10) 5,000 6
Carvana, 9.00%, 6/1/30, (9.00% Cash) (1)
(11) 19,176 20
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)
(11) 26,062 28

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CBRE Services, 4.80%, 6/15/30  15,000 15
CBRE Services, 4.90%, 1/15/33  10,000 10
Centene, 4.25%, 12/15/27  5,000 5
Centene, 4.625%, 12/15/29  53,000 50
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 197
Cigna Group, 4.50%, 9/15/30  15,000 15
Cigna Group, 6.00%, 1/15/56  20,000 20
Citigroup, VR, 4.952%, 5/7/31 (10) 70,000 70
Citigroup, VR, 5.174%, 9/11/36 (10) 15,000 15
Citigroup, VR, 5.333%, 3/27/36 (10) 45,000 45
CNO Global Funding, 4.95%, 9/9/29 (1) 10,000 10
Cofinimmo, 0.875%, 12/2/30 (EUR)  100,000 100
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 41
CommonSpirit Health, 2.782%, 10/1/30  5,000 5
Constellation Energy Generation, 3.75%,
3/1/31 (1) 9,000 9
Constellation Energy Generation, 4.625%,
2/1/29 (1) 11,000 11
Constellation Energy Generation, 5.00%,
2/1/31 (1) 16,000 16
Constellation Energy Generation, 5.75%,
3/15/54  15,000 15
Corebridge Global Funding, 4.90%,
8/21/32 (1) 10,000 10
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
CVS Health, 5.00%, 9/15/32  15,000 15
CVS Health, 5.05%, 3/25/48  84,000 72
CVS Health, 5.625%, 2/21/53  45,000 41
Deere, 5.45%, 1/16/35  50,000 52
Diamondback Energy, 5.40%, 4/18/34  30,000 30
Diamondback Energy, 5.75%, 4/18/54  94,000 89
Eaton, 4.80%, 3/6/36  200,000 198
Element Fleet Management, 5.037%,
3/25/30 (1) 20,000 20
Eli Lilly, 5.55%, 10/15/55  30,000 30
Eversource Energy, 5.95%, 7/15/34  28,000 29
Fidelity National Information Services,
4.80%, 3/10/31  35,000 35
Fifth Third Bancorp, VR, 5.141%,
1/29/37 (10) 75,000 73
First American Financial, 2.40%, 8/15/31  41,000 35
First American Financial, 5.45%, 9/30/34  48,000 47
FirstEnergy, 2.65%, 3/1/30  37,000 34
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy Pennsylvania Electric, 4.55%,
3/15/31 (1) 20,000 20
FirstEnergy Transmission, 5.00%, 1/15/35  15,000 15
Fiserv, 4.55%, 2/15/31  75,000 73
Florida Power & Light, 5.60%, 2/15/66  25,000 24
Ford Motor Credit, 7.35%, 3/6/30  200,000 211
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 209
Freeport-McMoRan, 4.25%, 3/1/30  21,000 21
Freeport-McMoRan, 4.375%, 8/1/28  24,000 24
Freeport-McMoRan, 4.625%, 8/1/30  9,000 9
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
Shares/Par $ Value
(Cost and value in $000s)
‡
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 151
GE Vernova, 5.50%, 2/4/56  10,000 10
General Electric, 4.30%, 7/29/30  25,000 25
General Electric, 4.90%, 1/29/36  25,000 25
General Motors Financial, 5.45%, 1/8/36  10,000 10
General Motors Financial, 5.55%, 7/15/29  35,000 36
General Motors Financial, 6.40%, 1/9/33  13,000 14
GLP Capital, 5.25%, 2/15/33  30,000 29
GLP Capital, 5.625%, 3/1/36  20,000 19
Goldman Sachs Group, VR, 4.482%,
8/23/28 (10) 20,000 20
Goldman Sachs Group, VR, 4.692%,
10/23/30 (10) 45,000 45
Goldman Sachs Group, VR, 5.016%,
10/23/35 (10) 45,000 44
Goldman Sachs Group, VR, 6.561%,
10/24/34 (10) 55,000 60
Golub Capital Private Credit Fund, 5.875%,
5/1/30  40,000 39
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  80,000 80
HCA, 4.60%, 11/15/32  55,000 54
Health Care Service Corp. A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 25
Health Care Service Corp. A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 42
Healthcare Realty Holdings, 2.05%, 3/15/31  15,000 13
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 59
Heathrow Funding, 3.875%, 1/16/36 (EUR)  100,000 112
Honeywell Aerospace, 5.732%, 3/16/56 (1) 35,000 35
Hyundai Capital America, 4.55%, 9/26/29 (1) 30,000 30
Hyundai Capital America, 4.55%, 1/8/31 (1) 40,000 39
Hyundai Capital America, 4.75%, 9/26/31 (1) 20,000 20
Hyundai Capital America, 5.40%, 1/8/31 (1) 10,000 10
Hyundai Capital America, 6.50%, 1/16/29 (1) 20,000 21
Imperial Brands Finance, 5.625%, 7/1/35 (1) 200,000 201
Intel, 5.60%, 2/21/54  43,000 39
Invitation Homes Operating Partnership,
5.45%, 8/15/30  5,000 5
IPALCO Enterprises, 5.75%, 4/1/34  25,000 25
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 10,000 9
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 79,000 74
JPMorgan Chase, VR, 4.603%,
10/22/30 (10) 45,000 45
JPMorgan Chase, VR, 4.81%, 10/22/36 (10) 30,000 29
JPMorgan Chase, VR, 4.898%, 1/22/37 (10) 75,000 73
JPMorgan Chase, VR, 4.946%,
10/22/35 (10) 30,000 30
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 25,000 25
Kentucky Utilities, 5.85%, 8/15/55  5,000 5
Las Vegas Sands, 3.50%, 8/18/26  25,000 25
Leidos, 4.10%, 3/15/29  10,000 10
Louisville Gas & Electric, 5.85%, 8/15/55  5,000 5
M&T Bank, VR, 5.40%, 7/30/35 (10) 45,000 45
Mars, 5.65%, 5/1/45 (1) 30,000 30
Marvell Technology, 2.95%, 4/15/31  38,000 35

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Marvell Technology, 4.75%, 7/15/30  5,000 5
Medline Borrower, 3.875%, 4/1/29 (1) 49,000 47
Medline Borrower, 6.25%, 4/1/29 (1) 20,000 20
Meta Platforms, 4.875%, 11/15/35  35,000 34
Meta Platforms, 5.50%, 11/15/45  40,000 38
Meta Platforms, 5.625%, 11/15/55  85,000 80
Minera Mexico, 5.625%, 2/12/32 (1) 200,000 202
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 40,000 41
Morgan Stanley, VR, 5.32%, 7/19/35 (10) 15,000 15
Morgan Stanley, VR, 5.664%, 4/17/36 (10) 20,000 20
Morgan Stanley, Series I, VR, 4.892%,
10/22/36 (10) 70,000 68
Motorola Solutions, 5.40%, 4/15/34  20,000 20
Motorola Solutions, 5.55%, 8/15/35  45,000 46
NextEra Energy Capital Holdings, 5.85%,
3/1/56  70,000 68
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 25,000 25
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 24
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 20,000 20
NTT Finance, 4.876%, 7/16/30 (1) 200,000 201
NXP, 3.125%, 2/15/42  47,000 33
NXP, 3.25%, 11/30/51  100,000 64
Occidental Petroleum, 6.05%, 10/1/54  30,000 29
Occidental Petroleum, 8.875%, 7/15/30  90,000 103
ONEOK, 6.05%, 9/1/33  51,000 53
Oracle, 3.60%, 4/1/50  36,000 22
Oracle, 3.95%, 3/25/51  38,000 24
Oracle, 4.80%, 9/26/32  20,000 19
Oracle, 5.20%, 9/26/35  30,000 28
Oracle, 5.70%, 2/4/36  25,000 24
Oracle, 5.95%, 9/26/55  85,000 72
Oracle, 6.85%, 2/4/66  25,000 23
Pacific Gas & Electric, 3.50%, 8/1/50  13,000 9
Pacific Gas & Electric, 4.95%, 7/1/50  15,000 12
Pacific Gas & Electric, 5.00%, 6/4/28  20,000 20
Pacific Gas & Electric, 5.05%, 10/15/32  35,000 35
Pacific Gas & Electric, 5.20%, 5/1/36  25,000 24
Pacific Gas & Electric, 5.90%, 10/1/54  8,000 8
Pacific Gas & Electric, 6.00%, 5/1/56  20,000 19
PacifiCorp, 5.80%, 4/15/36  20,000 20
Paychex, 5.60%, 4/15/35  15,000 15
Philip Morris International, 4.625%, 10/29/35  45,000 43
PNC Financial Services Group, VR, 5.373%,
7/21/36 (10) 15,000 15
PNC Financial Services Group, VR, 5.575%,
1/29/36 (10) 20,000 20
Prologis Targeted U.S. Logistics Fund,
4.25%, 1/15/31 (1) 20,000 19
Prologis Targeted U.S. Logistics Fund,
4.75%, 1/15/36 (1) 25,000 24
Public Service of Oklahoma, 5.45%, 1/15/36  55,000 55
Realty Income, 5.125%, 4/15/35  10,000 10
Regal Rexnord, 6.05%, 4/15/28  40,000 41
Shares/Par $ Value
(Cost and value in $000s)
‡
Reinsurance Group of America, 6.00%,
9/15/33  56,000 58
Revvity, 1.90%, 9/15/28  12,000 11
Revvity, 2.25%, 9/15/31  15,000 13
RGA Global Funding, 5.00%, 8/25/32 (1) 30,000 30
Rogers Communications, 5.00%, 2/15/29  44,000 44
Rogers Communications, 5.30%, 2/15/34  55,000 55
Ross Stores, 1.875%, 4/15/31  45,000 39
RTX, 2.82%, 9/1/51  40,000 24
RTX, 3.03%, 3/15/52  30,000 19
RTX, 5.15%, 2/27/33  18,000 18
Salesforce, 2.90%, 7/15/51  20,000 12
Salesforce, 6.55%, 3/15/56  40,000 40
Sammons Financial Group Global Funding,
4.80%, 12/12/30 (1) 25,000 25
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 15,000 15
Sammons Financial Group Global Funding,
5.10%, 12/10/29 (1) 20,000 20
San Diego Gas & Electric, 5.20%, 3/15/36  20,000 20
Santander Holdings USA, VR, 5.473%,
3/20/29 (10) 30,000 30
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 119
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 49
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 36
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 55
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 108
Sempra, 5.25%, 3/15/36  15,000 15
Sherwin-Williams, 5.15%, 8/15/35  6,000 6
Solventum, 5.90%, 4/30/54  88,000 86
Southern California Edison, 4.80%, 3/15/33  20,000 20
Southern California Gas, 5.45%, 6/15/35  25,000 25
Southern Gas Capital, Series B, 5.10%,
9/15/35  15,000 15
Southern Power, Series B, 4.90%, 10/1/35  15,000 15
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 42
Standard Chartered, VR, 4.529%, 6/5/32 (1)
(10) 200,000 195
State Street, VR, 4.784%, 10/23/36 (10) 10,000 10
Sutter Health, 5.164%, 8/15/33  15,000 15
Sutter Health, Series 2025, 5.213%, 8/15/32  25,000 26
Sutter Health, Series 2025, 5.537%, 8/15/35  30,000 31
Sydney Airport Finance, 5.248%, 3/26/36 (1) 35,000 35
Synopsys, 4.85%, 4/1/30  35,000 35
Synopsys, 5.70%, 4/1/55  30,000 29
T-Mobile USA, 3.50%, 4/15/31  35,000 33
T-Mobile USA, 4.625%, 1/15/33  70,000 69
T-Mobile USA, 5.00%, 2/15/36  55,000 54
T-Mobile USA, 5.05%, 7/15/33  65,000 65
T-Mobile USA, 5.70%, 1/15/56  45,000 43
T-Mobile USA, 5.875%, 11/15/55  25,000 24
Targa Resources, 5.65%, 2/15/36  15,000 15
Targa Resources, 6.15%, 3/1/29  16,000 17
Thermo Fisher Scientific, 4.55%, 6/15/33  10,000 10
Thermo Fisher Scientific, 4.894%, 10/7/37  45,000 44

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific, 5.546%, 2/12/46  15,000 15
Time Warner Cable, 6.75%, 6/15/39  22,000 22
Time Warner Cable, 7.30%, 7/1/38  4,000 4
Toronto-Dominion Bank, 4.928%, 10/15/35  25,000 25
TotalEnergies Capital International, 3.127%,
5/29/50  26,000 17
TotalEnergies Capital International, 3.461%,
7/12/49  19,000 13
Trans-Allegheny Interstate Line, 5.00%,
1/15/31 (1) 5,000 5
Uber Technologies, 4.50%, 8/15/29 (1) 51,000 51
Uber Technologies, 4.80%, 9/15/34  14,000 14
Uber Technologies, 4.80%, 9/15/35  40,000 39
UnitedHealth Group, 4.50%, 4/15/33  40,000 39
UnitedHealth Group, 5.30%, 6/15/35  20,000 20
UnitedHealth Group, 5.875%, 2/15/53  32,000 32
UnitedHealth Group, 5.95%, 6/15/55  10,000 10
Verizon Communications, 5.875%, 11/30/55  35,000 34
Vertiv Holdings, 5.80%, 3/15/56  5,000 5
Vistra Operations, 5.70%, 12/30/34 (1) 72,000 73
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 15
Vistra Operations, 6.95%, 10/15/33 (1) 60,000 65
Wells Fargo, VR, 5.15%, 4/23/31 (10) 119,000 121
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 109
Total Corporate Bonds (Cost $10,535) 10,431
EQUITY FUNDS
 8.6%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 247,457 10,257
T. Rowe Price Real Assets Fund - I Class (2) 440,697 8,360
Total Equity Funds (Cost $11,664) 18,617
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.6%
Comision Federal de Electricidad, 6.045%,
1/28/34 (1) 200,000 194
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 250,000 251
Petroleos Mexicanos, 5.95%, 1/28/31  45,000 43
Petroleos Mexicanos, 8.75%, 6/2/29  65,000 68
Petroleos Mexicanos, 10.00%, 2/7/33  60,000 68
Republic of Chile, 3.10%, 5/7/41  200,000 151
Republic of Peru, 6.20%, 6/30/55  50,000 50
Republic of Romania, 5.375%, 6/7/33
(EUR) (1) 20,000 23
Republic of Romania, 5.75%, 7/4/36 (1) 30,000 28
Republic of Romania, 6.625%, 5/16/36 (1) 66,000 66
Saudi Telecom, 3.89%, 5/13/29 (1) 205,000 199
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 196
Total Foreign Government Obligations &
Municipalities (Cost $1,353) 1,337
Shares/Par $ Value
(Cost and value in $000s)
‡
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,143 7
7
Total Municipal Securities (Cost $18) 18
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 1.5%
BANK5, Series 2024-5YR12, Class A3,
ARM, 5.902%, 12/15/57  20,000 21
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR + 2.274%,
5.947%, 11/15/34 (1) 25,000 —
Benchmark Mortgage Trust, Series 2026-
V21, Class A3, 5.127%, 3/15/31  120,000 122
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class A, ARM, 4.674%,
10/10/42 (1) 100,000 99
BX Commercial Mortgage Trust,
Series 2024-GPA3, Class A, ARM, 1M TSFR
+ 1.293%, 4.965%, 12/15/39 (1) 39,206 39
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 5.314%, 5/15/41 (1) 66,258 66
BX Trust, Series 2025-TAIL, Class A, ARM,
1M TSFR + 1.40%, 5.073%, 6/15/35 (1) 100,000 100
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  3,915 4
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 5.314%,
8/15/41 (1) 45,000 45
Connecticut Avenue Securities Trust,
Series 2025-R02, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 4.662%, 2/25/45 (1) 9,055 9
Connecticut Avenue Securities Trust,
Series 2025-R05, Class 2A1, CMO, ARM,
SOFR30A + 1.00%, 4.662%, 7/25/45 (1) 103,637 104
Connecticut Avenue Securities Trust,
Series 2026-R02, Class 1M1, CMO, ARM,
SOFR30A + 1.05%, 4.712%, 2/25/46 (1) 94,568 94
Cross Mortgage Trust, Series 2026-NQM3,
Class A1, CMO, ARM, 5.125%, 3/25/71 (1) 100,000 100
Deephaven Residential Mortgage Trust,
Series 2026-INV2, Class A1, CMO, ARM,
5.483%, 2/25/71 (1) 100,000 100
EFMT, Series 2026-NQM4, Class A1, CMO,
ARM, 5.466%, 4/25/71 (1) 100,000 100
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 3,851 3
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 2,099 2

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
GCAT Trust, Series 2025-NQM1, Class A1,
CMO, STEP, 5.373%, 11/25/69 (1) 74,807 75
GCAT Trust, Series 2026-NQM2, Class A1,
CMO, ARM, 5.449%, 2/25/71 (1) 100,000 100
HOMES Trust, Series 2025-NQM2, Class
A1, CMO, STEP, 5.425%, 2/25/70 (1) 83,984 84
HOMES Trust, Series 2026-AFC1, Class A1,
CMO, ARM, 4.846%, 2/25/61 (1) 98,868 98
HOMES Trust, Series 2026-NQM2, Class
A1, CMO, ARM, 5.488%, 1/25/71 (1) 100,000 100
Imperial Fund Mortgage Trust, Series 2021-
NQM1, Class A1, CMO, ARM, 1.071%,
6/25/56 (1) 61,562 55
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 19
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.568%, 12/25/50 (1) 21,493 19
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 6,011 5
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 80 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 161 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.226%,
6/25/50 (1) 25,751 23
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M TSFR
+ 1.592%, 5.264%, 5/15/41 (1) 100,000 99
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 66,025 66
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.443%, 7/25/70 (1) 94,400 95
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM5, Class A1, CMO,
ARM, 5.439%, 7/25/70 (1) 85,994 86
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 69,424 58
New Residential Mortgage Loan Trust,
Series 2026-NQM4, Class A1, CMO, ARM,
5.003%, 2/25/66 (1) 100,000 99
NYMT Loan Trust, Series 2026-INV2, Class
A1, CMO, ARM, 5.475%, 4/25/61 (1) 100,000 100
OBX Trust, Series 2026-NQM5, Class A1,
CMO, ARM, 5.321%, 1/25/66 (1) 100,000 100
OBX Trust, Series 2026-R1, Class A1,
CMO, ARM, 4.884%, 1/25/63 (1) 98,597 98
Real Estate Asset Liquidity Trust,
Series 2025-1A, Class A1, 3.93%, 1/12/60
(CAD) (1) 160,543 115
Santander Mortgage Asset Receivable
Trust, Series 2025-NQM2, Class A1, CMO,
STEP, 5.732%, 2/25/65 (1) 84,146 85
Shares/Par $ Value
(Cost and value in $000s)
‡
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 5.064%, 5/15/39 (1) 150,000 150
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.434%, 4/25/43  12,233 12
Sequoia Mortgage Trust, Series 2017-CH2,
Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 2,946 3
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 4.912%, 5/25/44 (1) 23,972 24
Structured Agency Credit Risk Debt Notes,
Series 2024-HQA1, Class A1, CMO, ARM,
SOFR30A + 1.25%, 4.912%, 3/25/44 (1) 24,408 24
Structured Agency Credit Risk Debt Notes,
Series 2025-DNA3, Class M1, CMO, ARM,
SOFR30A + 1.10%, 4.762%, 9/25/45 (1) 24,993 25
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 4.793%, 10/25/59 (1) 11,779 12
Towd Point Mortgage Trust, Series 2026-1,
Class A1A, CMO, ARM, 4.103%, 1/25/66 (1) 97,847 96
TX Trust, Series 2024-HOU, Class A, ARM,
1M TSFR + 1.591%, 5.264%, 6/15/39 (1) 100,000 100
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 7,882 8
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 5.541%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $3,185) 3,141
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 6.1%
U.S. Government Agency
Obligations
 4.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  5,527 5
3.00%, 12/1/42 - 4/1/43  46,263 43
3.50%, 8/1/42 - 3/1/44  65,633 61
4.00%, 8/1/40 - 8/1/45  30,623 29
4.50%, 6/1/39 - 5/1/42  30,054 30
5.00%, 8/1/35 - 8/1/40  9,408 10
6.00%, 10/1/32 - 8/1/38  2,104 2
7.00%, 6/1/32  402 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  622 1
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  596 1
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  125,811 17
2.50%, 7/25/50  232,268 39
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  8,789 8
2.00%, 8/1/36 - 6/1/52  686,932 564
2.50%, 3/1/42 - 5/1/52  430,098 366
3.00%, 7/1/34 - 8/1/52  206,896 190

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 11/1/47 - 11/1/54  153,830 143
4.00%, 8/1/37 - 2/1/50  48,859 47
4.50%, 5/1/50 - 10/1/53  91,933 89
5.00%, 9/1/52 - 2/1/56  211,363 208
5.50%, 8/1/53 - 10/1/55  356,293 360
6.00%, 2/1/54 - 8/1/55  356,141 366
6.50%, 11/1/53 - 9/1/55  91,233 95
7.00%, 6/1/54  10,254 11
Federal National Mortgage Assn.
3.00%, 2/1/44  2,702 3
3.50%, 6/1/42 - 1/1/44  56,980 54
4.00%, 11/1/40  12,320 12
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.857%, 6.453%, 8/1/36  869 1
Federal National Mortgage Assn., CMO, IO
2.00%, 1/25/51 - 4/25/52  235,915 32
6.50%, 2/25/32  203 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  63,646 56
2.00%, 9/1/36 - 4/1/52  1,388,812 1,148
2.50%, 1/1/32 - 9/1/52  943,381 811
3.00%, 6/1/27 - 7/1/52  551,040 498
3.50%, 11/1/32 - 1/1/52  173,508 163
4.00%, 7/1/35 - 12/1/52  234,768 229
4.50%, 7/1/39 - 3/1/56  222,368 218
5.00%, 3/1/34 - 3/1/56  374,564 374
5.50%, 12/1/34 - 11/1/55  604,308 610
6.00%, 4/1/33 - 10/1/55  553,081 572
6.50%, 7/1/32 - 10/1/55  250,971 264
7.00%, 4/1/32  96 —
UMBS, TBA (12)
1.50%, 5/1/41  35,000 32
2.00%, 5/1/41 - 5/1/56  920,000 763
2.50%, 5/1/41 - 5/1/56  485,000 414
3.00%, 5/1/56  225,000 198
3.50%, 5/1/56  300,000 275
4.00%, 5/1/56  340,000 320
4.50%, 5/1/56  75,000 72
5.00%, 5/1/56  295,000 291
5.50%, 5/1/56  165,000 166
6.50%, 5/1/54  60,000 62
10,323
U.S. Government Obligations
 1.4%
Government National Mortgage Assn.
1.50%, 5/20/37  33,115 30
2.00%, 1/20/51 - 3/20/52  319,434 264
2.50%, 8/20/50 - 4/20/52  463,081 399
3.00%, 7/15/43 - 6/20/52  266,924 240
3.50%, 12/20/42 - 7/20/52  276,194 257
4.00%, 7/20/42 - 10/20/52  197,264 188
4.50%, 10/20/39 - 6/20/53  218,291 214
5.00%, 3/20/34 - 4/20/53  104,659 106
5.50%, 10/20/32 - 3/20/49  34,881 35
6.00%, 4/15/36 - 11/20/52  41,333 42
7.00%, 9/20/27  166 —
Shares/Par $ Value
(Cost and value in $000s)
‡
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  3,697 3
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
CMO, IO
2.00%, 12/20/50 - 2/20/51  679,763 83
2.50%, 6/20/51  326,082 49
Government National Mortgage Assn.,
TBA (12)
2.00%, 5/20/56  90,000 74
2.50%, 5/20/56  165,000 142
3.50%, 4/20/56  55,000 50
4.50%, 5/20/56  155,000 149
5.00%, 5/20/56  255,000 252
5.50%, 5/20/56  360,000 361
2,959
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$13,636) 13,282
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 6.3%
U.S. Treasury Obligations
 6.3%
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 153
U.S. Treasury Bonds, 2.375%, 2/15/42  355,000 259
U.S. Treasury Bonds, 3.25%, 5/15/42  135,000 111
U.S. Treasury Bonds, 3.375%, 8/15/42  375,000 313
U.S. Treasury Bonds, 3.75%, 11/15/43  165,000 143
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 324
U.S. Treasury Bonds, 4.00%, 11/15/42  485,000 439
U.S. Treasury Bonds, 4.00%, 11/15/52  270,000 232
U.S. Treasury Bonds, 4.125%, 8/15/44  295,000 268
U.S. Treasury Bonds, 4.125%, 8/15/53  220,000 193
U.S. Treasury Bonds, 4.25%, 2/15/54  490,000 439
U.S. Treasury Bonds, 4.25%, 8/15/54  605,000 542
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 161
U.S. Treasury Bonds, 4.50%, 2/15/44  1,160,000 1,109
U.S. Treasury Bonds, 4.50%, 11/15/54  495,000 462
U.S. Treasury Bonds, 4.625%, 11/15/44  695,000 672
U.S. Treasury Bonds, 4.625%, 2/15/55  385,000 367
U.S. Treasury Bonds, 4.75%, 2/15/45  125,000 123
U.S. Treasury Notes, 0.625%, 12/31/27  140,000 132
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 133
U.S. Treasury Notes, 3.625%, 8/31/29  435,000 432
U.S. Treasury Notes, 3.75%, 12/31/30 (13) 340,000 337
U.S. Treasury Notes, 3.75%, 8/31/31  895,000 884
U.S. Treasury Notes, 3.875%, 4/30/30  330,000 330
U.S. Treasury Notes, 4.00%, 7/31/29  140,000 141
U.S. Treasury Notes, 4.00%, 3/31/30  340,000 341
U.S. Treasury Notes, 4.00%, 1/31/31  845,000 847
U.S. Treasury Notes, 4.125%, 7/31/28  315,000 317
U.S. Treasury Notes, 4.125%, 10/31/29 (13) 425,000 429
U.S. Treasury Notes, 4.125%, 10/31/31  185,000 186
U.S. Treasury Notes, 4.125%, 3/31/32  100,000 100
U.S. Treasury Notes, 4.25%, 1/31/30  825,000 835

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.25%, 11/15/34  120,000 120
U.S. Treasury Notes, 4.375%, 11/30/28  315,000 319
U.S. Treasury Notes, 4.375%, 12/31/29  100,000 102
U.S. Treasury Notes, 4.375%, 11/30/30  495,000 504
U.S. Treasury Notes, 4.375%, 5/15/34  310,000 313
U.S. Treasury Notes, 4.625%, 4/30/31  160,000 165
U.S. Treasury Notes, 4.625%, 5/31/31  390,000 402
13,679
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $13,947) 13,679
SHORT-TERM INVESTMENTS
 5.8%
Money Market Funds  5.8%
T. Rowe Price Government Reserve Fund,
3.71% (2)(14) 12,521,981 12,522
Total Short-Term Investments (Cost
$12,522) 12,522
SECURITIES LENDING COLLATERAL
 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund,
3.68% (2)(14) 126,014 126
Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank 126
Total Securities Lending Collateral (Cost
$126) 126
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,
1/12/29
Receive
Fixed 2.50%
Annually,
Pay Variable
3.68% (SOFR)
Annually,
1/8/27 @
2.50%* (4) 2 9,275 15
(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Swap,
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.HY-S46,
5 Year Index,
6/20/31),
Pay 5.00%
Quarterly,
Receive upon
credit default,
5/20/26 @
0.99%* (4) 1 975 6
BNP Paribas
Credit Default
Swap,
Protection
Bought
(Relevant
Credit:
Markit iTraxx
Crossover-S44,
5 Year Index,
12/20/30),
Pay 5.00%
Quarterly,
Receive upon
credit default,
4/15/26
@ 3.00%*
(EUR) (4) 1 850 13
Total Options Purchased (Cost $26) 34
Total Investments in Securities  101.8%
(Cost $169,631) $ 220,889
Other Assets Less Liabilities (1.8)% (3,820)
Net Assets 100.0% $ 217,069

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,096 and represents 5.1% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at March 31, 2026.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $658 and represents 0.3% of net assets.
(8) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at March 31, 2026, were $46 and were valued at $46 (0.0% of net assets).
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,621 and represents
1.7% of net assets.
(13) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Moderate Allocation Portfolio

.
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 9,275 (7)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 5/20/26 @
0.96%* 1 975 (3)
BNP Paribas
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx Crossover-S44, 5
Year Index, 12/20/30), Pay
5.00% Quarterly, Receive
upon credit default,
4/15/26 @ 4.00%* (EUR) 1 850 (2)
Total Options Written (Premiums $(10)) $ (12)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 2,240 76 77 (1)
Total Bilateral Credit Default Swaps, Protection Sold 77 (1)
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying Reference: Apollo Debt Solutions at Maturity, Pay
Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 11 — — —
JPMorgan Chase, Receive Underlying Reference: Ares Capital at Maturity, Pay Variable
4.146% (SOFR + 0.48%) at Maturity, 5/19/26 19 (1) — (1)
JPMorgan Chase, Receive Underlying Reference: Ares Strategic Income Fund at Maturity,
Pay Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Bain Capital Specialty Finance at
Maturity, Pay Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Blackstone Secured Lending Fund at
Maturity, Pay Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Blue Owl Capital at Maturity, Pay
Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 28 (1) — (1)
JPMorgan Chase, Receive Underlying Reference: Blue Owl Credit Income at Maturity, Pay
Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 28 (1) — (1)
JPMorgan Chase, Receive Underlying Reference: Carlyle Secured Lending at Maturity, Pay
Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Goldman Sachs Private Credit at
Maturity, Pay Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Hercules Capital at Maturity, Pay
Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: HPS Corporate Lending Fund at
Maturity, Pay Variable 4.146% (SOFR + 0.48%) at Maturity, 5/19/26 5 — — —
JPMorgan Chase, Receive Underlying Reference:
iShares iBoxx Investment Grade Corporate Bond ETF Monthly, Pay Variable 3.982%
(SOFR + 0.35%) Monthly, 1/18/28 120 — — —
Total Bilateral Total Return Swaps — (3)
Total Bilateral Swaps 77 (4)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S46, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/31 6,676 118 110 8
Protection Sold (Relevant Credit: Oracle, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/31 * 112 (5) (4) (1)
Total Centrally Cleared Credit Default Swaps, Protection Sold 7
Total Centrally Cleared Swaps 7
Net payments (receipts) of variation margin to date 8
Variation margin receivable (payable) on centrally cleared swaps $ 15
* Credit ratings as of March 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard
& Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $1

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 4/10/26 KZT 24,155 USD 47 $ 3
Deutsche Bank 4/10/26 USD 47 KZT 24,155 (3)
HSBC Bank 4/24/26 USD 85 AUD 125 (2)
HSBC Bank 5/22/26 USD 248 EUR 215 (1)
Morgan Stanley 5/22/26 USD 609 EUR 512 16
Nomura Securities International 4/24/26 USD 87 AUD 125 1
RBC Dominion Securities 4/24/26 USD 125 CAD 173 1
State Street 4/17/26 HUF 50,894 USD 159 (6)
State Street 4/24/26 AUD 250 USD 167 5
State Street 4/24/26 CAD 6 USD 4 —
UBS Investment Bank 4/17/26 USD 153 HUF 50,894 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 14

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1 Euro BOBL contracts 6/26 (133) $ 3
Short, 2 Euro BUND contracts 6/26 (290) 8
Short, 1 Government of Canada five year bond contracts 6/26 (82) 1
Long, 6 U.S. Treasury Notes five year contracts 6/26 649 (8)
Long, 19 U.S. Treasury Notes two year contracts 6/26 3,941 (30)
Short, 1 Ultra U.S. Treasury Notes ten year contracts 6/26 (113) 1
Net payments (receipts) of variation margin to date 26
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.91%  $ 1 $ (221) $ 134
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.81%  — (3) 5
T. Rowe Price Institutional Emerging Markets Equity Fund  176 143 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.41%  (2) (15) 14
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.55%  (4) (196) 173
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 2.97%  — (127) 77
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 5.01%  — 6 4
T. Rowe Price Real Assets Fund - I Class  203 577 —
T. Rowe Price Government Reserve Fund, 3.71% — — 128
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ 374# $ 164 $ 535+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.91%  $ 8,497 $ 808 $ 100 $ 8,984
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.81%  1,224 55 — 1,276
T. Rowe Price Institutional Emerging Markets Equity Fund  10,912 — 798 10,257
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.41%  899 49 127 806
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.55%  10,414 376 39 10,555
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 2.97%  9,370 327 — 9,570
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 5.01%  1,028 129 — 1,163
T. Rowe Price Real Assets Fund - I Class  8,371 — 588 8,360
T. Rowe Price Government Reserve Fund, 3.71% 15,721  ¤  ¤ 12,522
T. Rowe Price Treasury Reserve Fund, 3.68% 68  ¤  ¤ 126
Total $ 63,619^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $535 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $56,942.

T. Rowe Price Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Moderate Allocation Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Moderate Allocation Portfolio

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E304-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 46,700 $ — $ 46,700
Bond Funds 32,354 — — 32,354
Common Stocks 83,495 26,309 236 110,040
Convertible Bonds — — 11 11
Convertible Preferred Stocks 74 — 411 485
Equity Funds 18,617 — — 18,617
Short-Term Investments 12,522 — — 12,522
Securities Lending Collateral 126 — — 126
Options Purchased — 34 — 34
Total Securities 147,188 73,043 658 220,889
Swaps* — 84 — 84
Forward Currency Exchange Contracts — 26 — 26
Futures Contracts* 13 — — 13
Total $ 147,201 $ 73,153 $ 658 $ 221,012
Liabilities
Options Written $ — $ 12 $ — $ 12
Swaps* — 4 — 4
Forward Currency Exchange Contracts — 12 — 12
Futures Contracts* 38 — — 38
Total $ 38 $ 28 $ — $ 66
1
Includes Asset-Backed Secu rities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.